Note 19 - DEFINED CONTRIBUTION AND BENEFIT PLANS (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Note 19 - Defined Contribution And Benefit Plans Details 2
2013	$ 453
2014	21
2015	619
2016	254
2017	301
2018 - 2022	2,248
Total	$ 3,896